Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 28	$ 23	$ 58	$ 47
Allowance for credit losses on debt securities	6,925	3,778	6,925	3,778
Provision (recovery) of credit losses	(3,218)	(633)	(4,137)	(1,483)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	13		13		$ 4
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	2		2		1
Provision (recovery) of credit losses	1	0	1	0
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	11		11		$ 3
Provision (recovery) of credit losses	8	2	8	2
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	23	133	28	312
Gain (loss) on sale of equity securities measured at fair value	6	44	6	68
Dividend Income recognized	$ 0	$ 1	$ 0	$ 3